Loans Receivable and Allowance for Credit Losses - Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 8,253,818	$ 7,881,133
Net deferred loan costs, fees and purchased premiums and discounts	38,192	35,795
Loans receivable	8,292,010	7,916,928
Real estate loans | One-to-four family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	2,559,519	2,712,752
Real estate loans | Multifamily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	1,677,613	1,460,641
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	2,521,151	2,349,308
Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	469,438	473,573
Commercial business loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	768,076	622,300
Consumer loans | Home equity loans and advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	255,126	259,155
Consumer loans | Other consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	2,895	3,404
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	8,243,376	7,869,447
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	2,558,252	2,710,937
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	1,677,613	1,460,641
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	2,513,260	2,339,883
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	469,438	473,573
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial business loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	766,792	622,000
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	255,126	259,009
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	2,895	3,404
Financial Asset Acquired with Credit Deterioration
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	10,442	11,686
Financial Asset Acquired with Credit Deterioration | Real estate loans | One-to-four family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	1,267	1,815
Financial Asset Acquired with Credit Deterioration | Real estate loans | Multifamily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	0	0
Financial Asset Acquired with Credit Deterioration | Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	7,891	9,425
Financial Asset Acquired with Credit Deterioration | Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	0	0
Financial Asset Acquired with Credit Deterioration | Commercial business loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	1,284	300
Financial Asset Acquired with Credit Deterioration | Consumer loans | Home equity loans and advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	0	146
Financial Asset Acquired with Credit Deterioration | Consumer loans | Other consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross loans	$ 0	$ 0